Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) ₺ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 29, 2021 TRY (₺)	Mar. 31, 2021 TRY (₺)	Nov. 30, 2019 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TRY (₺)
Turkcell Odeme [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed				₺ 18,763
Other Disputes [member]
Disclosure of commitments and contingencies [line items]
Provisions				₺ 242,521		₺ 0
Arbitration related to acquisition of JSC Kcell [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit					$ 19	137,000
Arbitration related to acquisition of JSC Kcell [member] | Turkcell and Telia Company A.B
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit					$ 66	₺ 484,000
Arbitration related to frequency license [member]
Disclosure of commitments and contingencies [line items]
Amount paid with reservation of right to take legal action	₺ 13,465		₺ 128,429
Contract for the Establishment and Operation of Mobile Communication Infrastructure Service
Disclosure of commitments and contingencies [line items]
Advance amount paid		₺ 51,174